Leases (Details Textual) - USD ($) $ in Thousands	1 Months Ended				12 Months Ended
	Nov. 30, 2019	Apr. 30, 2019	Sep. 30, 2015	Jun. 30, 2012	Dec. 31, 2019
Statement Line Items [Line Items]
Lease periods expiring term					The Group's leases have original lease periods expiring between 2020 and 2029.
Depreciation expenses of operating lease right-of-use assets					$ 33,531
Sapiens [Member]
Statement Line Items [Line Items]
Lease periods expiring term		The lease expires in April 2029, with an option by Sapiens to extend for an additional 5-year term.		The lease expires in January 2024, with an option by Sapiens to extend for an additional 5-year term.	Sapiens has several leased offices in the United States, with expiry dates varying between 2020 and 2026, with no renewal options.
Matrix [Member]
Statement Line Items [Line Items]
Lease periods expiring term					The lease expires in October 2023.
Comblack IT [Member]
Statement Line Items [Line Items]
Lease periods expiring term	The lease expires in April 2025, with an option by Comblack to extend for an additional 5-year term.
John Bryce [Member]
Statement Line Items [Line Items]
Lease periods expiring term			The lease expires in September 2023, with an option by JB to extend for an additional 5-year term.
Several leased office [Member]
Statement Line Items [Line Items]
Lease periods expiring term					Israel, Japan, Europe and United States, with expiry dates varying between 2020 and 2026, with renewal options varying between 2021 and 2030.